Deposits	12 Months Ended
Dec. 31, 2014
Deposits
Deposits
(7)	Deposits

The scheduled maturities of total time deposits as of the years ended December 31, 2014 and 2013 were as follows:

(in thousands)	2014	2013
Due within:
One year	$204,638	$231,644
Two years	58,177	58,844
Three years	33,551	30,767
Four years	16,760	12,662
Five years	5,282	16,087
Thereafter	1,347	0
Total	$319,755	$350,004

At December 31, 2014 and 2013, the Company had certificates and other time deposits in denominations of $100,000 or more with maturities as follows:

(in thousands)	2014	2013
Due within:
Three months or less	$33,488	$46,306
Over three months through six months	29,381	18,398
Over six months through twelve months	35,308	42,624
Over twelve months	36,768	38,629

Total	$134,945	$145,957

The Federal Reserve Bank required the Bank to maintain cash or balances of $1.6 million and $1.3 million at December 31, 2014 and 2013, respectively, to satisfy reserve requirements.

Average compensating balances held at correspondent banks were $408,000 and $315,000 at December 31, 2014 and 2013, respectively. The Bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks.